Significant accounting policies - Intangible assets (Details) - Licences and software	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Minimum
Disclosure of detailed information about intangible assets
Estimated useful lives of intangible assets	3 years	3 years
Maximum
Disclosure of detailed information about intangible assets
Estimated useful lives of intangible assets	9 years	9 years